Loans receivable - Schedule of loan receivable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Loan Receivable [Line Items]
Current loans receivable	$ 11	$ 1
Non-current loans receivable	4	0
Advance for Sportsbook software
Disclosure of Loan Receivable [Line Items]
Current loans receivable	0	0
Other loans receivable
Disclosure of Loan Receivable [Line Items]
Current loans receivable	11	1
Non-current loans receivable	$ 1	$ 0